UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03111 and 811-21301

Name of Fund: BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name	and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 09/30/2012

Item 1 – Report to Stockholders

2

September 30, 2012

Semi-Annual Report (Unaudited)

BIF Tax-Exempt Fund

Not FDIC Insured  •  No Bank Guarantee  •  May Lose Value

2	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Dear Shareholder

Late in the summer of 2011, financial markets were upended by sovereign debt turmoil in the United States and Europe as well as growing concerns about the future of the global economy. Investor confidence had crumbled. However, the fourth quarter of 2011 brought improving economic data and more concerted efforts among European leaders toward stemming the region’s debt crisis, gradually drawing investors back to the markets. Improving sentiment carried over into early 2012 as investors felt some relief from the world’s financial woes. Volatility abated and risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012, while climbing Treasury yields pressured higher-quality fixed income assets.

Markets reversed course in the spring when Europe’s debt problems boiled over once again. High levels of volatility returned as political instability in Greece threatened the country’s membership in the eurozone. Spain faced severe deficit issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian government debt rose to levels deemed unsustainable. European leaders conferred and debated vehemently over the need for fiscal integration among the 17 nations comprising the euro currency bloc as a means to resolve the crisis for the long term.

Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, became particularly worrisome. In the United States, disappointing jobs reports dealt a crushing blow to investor sentiment. Risk assets sold off in the second quarter as investors again retreated to safe haven assets.

Despite ongoing concerns about the health of the global economy and the debt crisis in Europe, most asset classes enjoyed a robust summer rally powered mainly by expectations for policy stimulus from central banks in Europe and the United States. Although global economic data continued to be mixed, the spate of downside surprises seen in the second quarter had receded and, outside of Europe, the risk of recession largely subsided. Additionally, in response to growing debt pressures, the European Central Bank allayed investors’ fears by stating its conviction to hold the eurozone together. Early in September, the European Central Bank announced a plan to purchase sovereign debt in the eurozone’s most troubled nations. Later that month, the US Federal Reserve announced its long-awaited — and surprisingly aggressive — stimulus program, committing to purchase $40 billion of agency mortgage-backed securities per month until the US economy exhibits enough strength to sustain real growth and improving labor market conditions. These central bank actions boosted risk assets globally as investors increased their risk appetites in their search for higher returns.

All asset classes performed well for the 12-month period ended September 30, 2012, with particularly strong returns from US stocks and high yield bonds. For the six-month period ended September 30, 2012, fixed income investments outperformed equities. US Treasury bonds posted exceptional gains by historical standards and outperformed investment-grade corporate bonds and tax-exempt municipals. High yield bonds also generated solid returns. US stocks finished the six-month period with modest gains, while international and emerging market stocks lagged other asset classes amid ongoing uncertainty. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

The financial world is more uncertain than ever, but there are new avenues of opportunity – new ways to invest and new markets in which to invest. We believe it’s our responsibility to help investors adapt to today’s new world of investing and build the portfolios these times require. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“The financial world is more uncertain than ever, but there are new avenues of opportunity.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2012
	6-month	12-month
US large cap equities (S&P 500® Index)	3.43%	30.20%
US small cap equities (Russell 2000® Index)	1.60	31.91
International equities (MSCI Europe, Australasia, Far East Index)	(0.70)	13.75
Emerging market equities (MSCI Emerging Markets Index)	(1.84)	16.93
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.07
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	6.78	5.66
US investment grade bonds (Barclays US Aggregate Bond Index)	3.68	5.16
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.50	8.84
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.40	19.35
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2012

The Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25% throughout the six-month reporting period ended September 30, 2012. During the period, policymakers stated that they anticipate exceptionally low short-term rates will be warranted at least through mid-2015.

On the heels of a second successful long-term refinancing operation (“LTRO”) from the European Central Bank (“ECB”) in February, credit markets rallied during the start of the period before trending sideways. Money markets began to take pause in late May as Moody’s Investors Service, Inc. (“Moody’s”) rating agency neared completion of its large-scale review of banks placed on watch for potential downgrade, including 114 banks in 16 European countries as well as 17 other major banks and securities firms around the world that engage in global capital markets operations. As Moody’s provided a host of guidance on the pending actions over the course of its review, there was little in the way of surprise when the agency announced the results in June.

In late June, the FOMC announced the extension of the program known as “Operation Twist” through the end of 2012, with plans to sell an additional $267 billion of short-dated US Treasury securities while purchasing an equal amount of longer-dated Treasury notes. As primary market dealers are obligated to participate in the FOMC’s policy programs, Operation Twist has resulted in many dealers being forced to retain short-dated Treasury securities sold by the US Federal Reserve on their balance sheets, driving up funding costs for these positions. Dealers have relied upon overnight repurchase agreements (“repos”) in order to finance the Treasury securities, to the benefit of short-term investors who have seen repo rates nearly double this year. So it follows that Operation Twist has led to a direct increase in short-term US Treasury yields. Three-month US Treasury bill yields, for instance, averaged 0.088% over the six months ended September 2012, in contrast to an average yield of 0.035% in the previous six-month period.

As the eurozone gradually moves toward fiscal integration, economies across the region face severe headwinds. Unemployment rates have been hovering near historical highs and sovereign bond prices in peripheral countries have been volatile and altogether weak. In July, the ECB cut the main refinancing rate to 0.75%. The central bank also cut its deposit rate from 0.25% to zero to encourage euro area banks to originate new loans rather than leave idle balances on reserve at the central bank. In early September, the ECB announced a bold new sovereign bond-buying plan aimed at lowering short-term financing costs for the region’s most troubled countries subject to stringent conditions set forth under the program.

In the United States, sluggish economic growth and stubbornly high unemployment prompted the FOMC to launch another round of stimulus in mid-September. The FOMC committed to purchasing approximately $40 billion of agency mortgage-backed securities (“MBS”) per month until the US labor market exhibits substantial improvement. The FOMC will continue to reinvest principal from their existing holdings of agency MBS, bringing total monthly purchases to nearly $85 billion. Since the onset of the crisis in September 2008, the US Federal Reserve has nearly tripled its balance sheet to $2.8 trillion.

Taken together, central bank actions have eased liquidity strains in the funding markets. In fact, many issuers are fully funded through the end of 2012. During the six-month period, credit spreads compressed and US dollar London Interbank Offered Rates (“LIBOR”) moved lower across the curve. The sharpest drop came in the three-month LIBOR, which fell 11 basis points over the period to 0.359% as of September 30, 2012.

In the short-term tax-exempt market, yields rose steadily leading up to the April 15th tax filing deadline, and declined throughout the summer months due to strong cash inflows resulting from the reinvestment of bond coupon payments and maturities. This is a typical seasonal pattern for yields as increasing demand for variable rate demand notes (“VRDNs”) meets a decreasing-supply environment at this time of year. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality VRDN securities (as calculated by Municipal Market Data), reached a year-to-date high of 0.26% on April 18th and ended the period at 0.18% as of September 30, 2012.

As the FOMC’s easy monetary policy has kept rates on taxable overnight repos low by historical measures, demand for VRDN securities from taxable money funds continued to be strong in 2012. This put additional supply pressures on an already shrinking VRDN market and allowed the dealer community to maintain yields on VRDNs that continue to attract crossover buyers from the taxable market.

As state and local municipalities continue to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained diminished in 2012. Municipalities began their annual issuance of one-year notes in June. Generally speaking, municipal money market funds take advantage of “note season” to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure. The municipal yield curve continued to be extremely flat with longer-dated one-year municipal notes yielding 0.22% as of September 30, 2012, representing only a nominal premium for the extension risk over VRDNs.

Tax-exempt money fund industry assets, although down 5.7% for the six-month period ended September 30, 2012, stabilized in the third quarter, at $268 billion.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Fund Information as of September 30, 2012

Investment Objective

BIF Tax-Exempt Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax, preservation of capital and liquidity.

Current Seven-Day Yields

	7-Day SEC Yield	7-Day Yield
BIF Tax-Exempt Fund	0.00%	0.00%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains. Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, distribution and service fees, including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on April 1, 2012 and held through September 30, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
BIF Tax-Exempt Fund	$1,000.00	$1,000.00	$1.25	$1,000.00	$1,023.77	$1.27	0.25%

[1]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense example reflects the expenses of both the Fund and the master fund in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	5

Statement of Assets and Liabilities	Statement of Operations

September 30, 2012 (Unaudited)	BIF Tax-Exempt Fund

Assets
Investments at value — Master Tax-Exempt LLC (the “Master LLC”) (cost — $2,716,528,115)	$2,716,528,115
Capital share sold receivable	7,312,221
Prepaid expenses	64,283

Total assets	2,723,904,619

Liabilities
Contributions payable to the Master LLC	7,312,221
Administration fees payable	550,538
Officer’s fees payable	514
Other accrued expenses payable	168,537

Total liabilities	8,031,810

Net Assets	$2,715,872,809

Net Assets Consist of
Paid-in capital	$2,715,810,188
Accumulated net realized gain allocated from the Master LLC	62,621

Net Assets, $1.00 net asset value per share, 2,715,689,934 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$2,715,872,809

Six Months Ended September 30, 2012 (Unaudited)	BIF Tax-Exempt Fund

Investment Income
Net investment income allocated from the Master LLC:
Income	$3,695,681
Expenses	(2,480,102)
Fees waived	1,005,780

Total income	2,221,359

Fund Expenses
Administration	3,668,425
Service and distribution	1,838,252
Transfer agent	475,797
Registration	180,647
Printing	36,492
Professional	15,868
Officer	898
Miscellaneous	9,422

Total expenses	6,225,801
Less fees waived by Administrator	(2,166,899)
Less service and distribution fees waived	(1,838,082)

Total expenses after fees waived	2,220,820

Net investment income	539

Realized Gain Allocated from the Master LLC
Net realized gain from investments	26,046

Net Increase in Net Assets Resulting from Operations	$26,585

See Notes to Financial Statements.

6	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Statements of Changes in Net Assets	BIF Tax-Exempt Fund

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Operations
Net investment income	$539	$ 16,969
Net realized gain	26,046	107,861

Net increase in net assets resulting from operations	26,585	124,830

Dividends and Distributions to Shareholders From
Net investment income	(539)	(16,969)
Net realized gain	—	(72,046)

Decrease in net assets resulting from dividends and distributions to shareholders	(539)	(89,015)

Capital Share Transactions
Net proceeds from sale of shares	5,448,779,688	14,414,625,792
Reinvestment of dividends and distributions	—	87,927
Cost of shares redeemed	(5,825,868,466)	(14,934,443,672)

Net decrease in net assets derived from capital share transactions	(377,088,778)	(519,729,953)

Net Assets
Total decrease in net assets	(377,062,732)	(519,694,138)
Beginning of period	3,092,935,541	3,612,629,679

End of period	$2,715,872,809	$ 3,092,935,541

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	7

Financial Highlights	BIF Tax-Exempt Fund

	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012		2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000		0.0000		0.0004	0.0008	0.0125	0.0290
Net realized gain	—		—		0.0001	0.0000	0.0000	0.0002

Net increase from investment operations	0.0000		0.0000		0.0005	0.0008	0.0125	0.0292

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)		(0.0004)	(0.0008)	(0.0125)	(0.0290)
Net realized gain	—		—		(0.0001)	(0.0000)	—	—

Total dividends and distributions	(0.0000)		(0.0000)		(0.0005)	(0.0008)	(0.0125)	(0.0290)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%	[2]	0.00%		0.04%	0.08%	1.26%	2.94%

Ratios to Average Net Assets[3]
Total expenses	0.52%	[4,5]	0.56%	[6]	0.58%	0.58%	0.57%	0.55%

Total expenses after fees waived	0.25%	[4,5]	0.24%	[6]	0.37%	0.49%	0.57%	0.55%

Net investment income	0.00%	[4,5]	0.00%	[6]	0.05%	0.09%	1.24%	2.87%

Supplemental Data
Net assets, end of period (000)	$2,715,873		$3,092,936		$3,612,630	$5,605,519	$10,279,544	$11,003,605

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[4]	Annualized.

[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.07%.

[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

8	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Notes to Financial Statements (Unaudited)	BIF Tax-Exempt Fund

1. Organization and Significant Accounting Policies:

BIF Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The percentage of the Master LLC owned by the Fund at September 30, 2012 was 87.5%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Net Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Fund may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. This amount, if applicable, is shown as income in the Statement of Operations.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and Distribution and Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Shareholder Servicing Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.125% based upon the average daily net assets.

The Administrator and BRIL voluntarily agreed to waive management and service fees and/or reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. These amounts are reported in the Statement of Operations as fees waived by Administrator and service and distribution fees waived. The

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	9

Notes to Financial Statements (concluded)	BIF Tax-Exempt Fund

Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

10	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Master LLC Portfolio Information as of September 30, 2012	Master Tax-Exempt LLC

Portfolio Composition

Percent of Net Assets
Variable Rate Demand Obligations	82%
Fixed Rate Notes	11
Tax-Exempt Commercial Paper	6
Put Bonds	1

Total	100%

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	11

Schedule of Investments September 30, 2012 (Unaudited)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.5%
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project, Series A, 0.19%, 10/01/12 (a)	$49,650	$49,650,000
Huntsville IDB, Refunding RB, VRDN, AMT (First Commercial Bank LOC, Federal Home Loan Bank LOC), 0.33%, 10/05/12 (a)	1,915	1,915,000
Mobile Downtown Redevelopment Authority, RB, VRDN (a):
Series A (National Australia Bank LOC), 0.17%, 10/05/12	5,400	5,400,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.17%, 10/05/12	5,290	5,290,000
Mobile Industrial Development Board, Refunding RB, VRDN, Alabama Power Co. Project (Bank of New York Mellon LOC), 0.20%, 10/01/12 (a)	18,200	18,200,000
University of Alabama, RB, ROCS, VRDN, Series II-R-12295 (BHAC) (Citibank NA SBPA), 0.19%, 10/05/12 (a)(b)(c)	28,710	28,710,000

		109,165,000
Alaska — 1.0%
Alaska Student Loan Corp., Refunding RB, Mandatory Put Bonds, Education Loan, Senior, Series B-1, AMT (State Street Bank & Trust Co. LOC), 0.37%, 6/01/13	7,100	7,100,000
City of Valdez Alaska, Refunding RB, VRDN, Philips Project, Series C, 0.24%, 10/05/12 (a)	24,400	24,400,000

		31,500,000
Arizona — 1.7%
Maricopa County IDA Arizona, Refunding RB, VRDN, Villas Salonas Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.21%, 10/05/12 (a)	6,200	6,200,000
Maricopa County Public Finance Corp. Arizona, RB, FLOATS, VRDN, Series 1863 (Wells Fargo Bank NA Guarantor, Wells Fargo Bank NA SBPA), 0.21%, 10/05/12 (a)(c)	5,440	5,440,000
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC) (a):
0.19%, 10/05/12	12,910	12,910,000
0.19%, 10/05/12	27,400	27,400,000

Municipal Bonds	Par (000)	Value

Arizona (concluded)
Salt River Project Agricultural Improvement & Power District, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.18%, 10/05/12 (a)(c)	$1,000	$1,000,000

		52,950,000
Arkansas — 0.1%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae Guarantor, State Street Bank & Trust Co. SBPA), 0.26%, 10/05/12 (a)	3,200	3,200,000
California — 9.1%
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.26%, 10/05/12 (a)	4,200	4,200,000
California School Cash Reserve Program Authority, RAN:
Series P, 2.00%, 12/31/12	7,000	7,029,943
Series U, 2.00%, 12/31/12	9,000	9,033,892
California State Health Financing Authority, RB, VRDN, P-FLOATS, PT-4726 (Bank of America NA SBPA), 0.21%, 10/05/12 (a)(b)(c)	14,120	14,120,000
Corona-Norca Unified School District, TRAN, 2.00%, 12/31/12	4,300	4,318,847
Palos Verdes Peninsula Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, SPEARS, Series 445 (FSA) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.28%, 10/05/12 (a)(c)	12,415	12,415,000
Sacramento Unified School District, FLOATS, GO, Refunding, VRDN, Series 45C (AGM) (Wells Fargo Bank NA Guarantor, Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	10,000	10,000,000
Sacramento Unified School District, GO, TRAN, 2.00%, 10/01/12	6,000	6,000,248
San Juan Unified School District, GO, TRAN, 2.00%, 10/01/12	10,000	10,000,458
San Mateo Union High School District California, GO, ROCS, VRDN, Series II-R-11578PB (AGC) (PB Capital Corp. SBPA), 0.26%, 10/05/12 (a)(b)(c)	13,575	13,575,000
State of California, RAN:
Series A-1, 2.50%, 5/30/13	131,400	133,285,214
Series A-2, 2.50%, 6/20/13	30,400	30,851,822

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC Assured Guaranty Corp.	FSA Financial Security Assurance, Inc.	P-FLOATS Puttable Floating Option Tax-Exempt Receipts
AGM Assured Guaranty Municipal Corp.	Ginnie Mae Government National Mortgage Association	PSF-GTD Permanent School Fund Guaranteed
AMT Alternative Minimum Tax (subject to)	GO General Obligation Bonds	PUTTERS Puttable Tax-Exempt Receipts
ARB Airport Revenue Bonds	HDA Housing Development Authority	Q-SBLF Qualified School Bond Loan Fund
BAN Bond Anticipation Notes	HFA Housing Finance Agency	RAN Revenue Anticipation Notes
BHAC Berkshire Hathaway Assurance Corp.	HRB Housing Revenue Bonds	RB Revenue Bonds
COP Certificates of Participation	IDA Industrial Development Authority	ROCS Reset Option Certificates
DRIVERS Derivative Inverse Tax-Exempt Receipts	IDB Industrial Development Board	SBPA Stand-by Bond Purchase Agreement
ECN Extendible Commercial Note	ISD Independent School District	SPEARS Short Puttable Exempt Adjustable Receipts
EDA Economic Development Authority	LIFERS Long Inverse Floating Exempt Receipts	State-GTD State Guarantee
EDC Economic Development Corp.	LOC Letter of Credit	TAN Tax Anticipation Notes
Fannie Mae Federal National Mortgage Association	M/F Multi-Family	TECP Tax-Exempt Commercial Paper
FLOATS Floating Rate Securities	MERLOTS Municipal Exempt Receipts Liquidity Optional Tenders	TRAN Tax Revenue Anticipation Notes
Freddie Mac Federal Home Loan Mortgage Association

See Notes to Financial Statements.

12	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Upland California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, SPEARS, Series DB-659 (FSA) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.21%, 10/05/12 (a)(c)	$10,255	$10,255,000
West Contra Costa California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, SPEARS, Series DB-632 (FSA) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.22%, 10/05/12 (a)(c)	16,190	16,190,000

		281,275,424
Colorado — 0.5%
Colorado Housing & Finance Authority, RB, VRDN, Class I, M/F, Series C-4 (Federal Home Loan Bank SBPA), 0.18%, 10/05/12 (a)	3,930	3,930,000
Colorado Housing & Finance Authority, Refunding RB, VRDN, M/F Project, Class I, Series A-1 (Federal Home Loan Bank SBPA), 0.19%, 10/05/12 (a)	8,950	8,950,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN (JPMorgan Chase Bank NA LOC), 0.27%, 10/05/12 (a)	3,400	3,400,000

		16,280,000
Connecticut — 0.5%
Connecticut Housing Finance Authority, Refunding RB, Mandatory Put Bonds, Housing Mortgage Finance Program, Series G, 0.33%, 11/15/12	1,020	1,020,000
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Series D-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.17%, 10/05/12 (a)	13,915	13,915,000

		14,935,000
Florida — 5.0%
Brevard County Housing Finance Authority, RB, VRDN, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.27%, 10/05/12 (a)	8,005	8,005,000
Charlotte County, Refunding RB, VRDN, Series A (AGM) (Bank of America NA SBPA), 0.30%, 10/05/12 (a)	8,630	8,630,000
County of Palm Beach Florida, RB, Flight Safety Project, VRDN, AMT, 0.19%, 10/05/12 (a)	2,800	2,800,000
County of St. John’s Florida, RB, VRDN, Deutsche Bank SPEARS/LIFERS Trust, SPEARS, Series DB-486 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.25%, 10/05/12 (a)(c)	9,820	9,820,000
Escambia County Health Facilities Authority, Refunding RB, VRDN, Azalea Trace, Inc., Series B (TD Bank NA LOC), 0.20%, 10/01/12 (a)	1,700	1,700,000
Florida Housing Finance Corp., RB, VRDN, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.31%, 10/05/12 (a)	6,700	6,700,000
Florida State Board of Education, GO, ROCS, VRDN, Series II-R-12288 (Citibank NA SBPA), 0.21%, 10/05/12 (a)(b)(c)	8,000	8,000,000
Florida State, Wells Fargo Stage Trust, GO, Refunding, VRDN, FLOATS, Series 28C (Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	7,200	7,200,000
Hillsborough County Housing Finance Authority, HRB, VRDN, Brandon, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.20%, 10/05/12 (a)	5,340	5,340,000

Municipal Bonds	Par (000)	Value

Florida (concluded)
Jacksonville Electric Authority Florida, Water & Sewer System, Refunding RB, VRDN, FLOATS, Series 10C (Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	$11,600	$11,600,000
Manatee County Housing Finance Authority, HRB, VRDN, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.20%, 10/05/12 (a)	11,100	11,100,000
Miami-Dade County Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series DBE-530 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.22%, 10/05/12 (a)(c)	15,990	15,990,000
Orange County Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series DBE-553 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.28%, 10/05/12 (a)(c)	5,655	5,655,000
Orlando & Orange County Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust (BHAC) (a)(c):
Class A (Citibank NA SBPA), 0.23%, 10/05/12	10,290	10,290,000
Series 2007-0145, Class A (Citibank SBPA), 0.19%, 10/05/12	11,300	11,300,000
Orlando Utilities Commission, Refunding RB, VRDN, Series A, 0.29%, 10/01/12 (a)	7,600	7,600,000
Palm Beach County Educational Facilities Authority, Refunding RB, VRDN, Educational Facilities, Atlantic University, Inc. (Bank of America NA LOC), 0.19%, 10/05/12 (a)	8,875	8,875,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series A (Northern Trust Co. LOC), 0.19%, 10/01/12 (a)	1,975	1,975,000
University of South Florida Research Foundation, Inc., RB, VRDN, University Technology Center Research (Bank of America NA LOC), 0.21%, 10/05/12 (a)	6,400	6,400,000
West Palm Beach Special Obligations, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DB-547 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.28%, 10/05/12 (a)(c)	6,215	6,215,000

		155,195,000
Georgia — 1.5%
Main Street Natural Gas, Inc., RB, VRDN, Series A (Royal Bank of Canada Guarantor, Royal Bank of Canada SBPA), 0.19%, 10/05/12 (a)	21,550	21,550,000
Private Colleges & Universities Authority, RB, VRDN, Mercer University, Series A (Branch Banking & Trust Co. LOC), 0.18%, 10/05/12 (a)	5,000	5,000,000
State of Georgia, GO, ROCS, VRDN, Series II-R-11536PB (PB Capital Corp. SBPA), 0.26%, 10/05/12 (a)(c)	15,430	15,430,000
Whitfield County Development Authority, RB, VRDN, Aladdin Manufacturing Corp. Project, AMT (Wachovia Bank NA LOC), 0.34%, 10/05/12 (a)	3,100	3,100,000

		45,080,000
Illinois — 7.7%
BB&T Municipal Trust, RB, FLOATS, VRDN, Series 5001 (Rabobank Nedeland LOC), 0.27%, 10/05/12 (a)(b)(c)	11,175	11,175,000
Chicago Board of Education, GO, Refunding, ROCS, VRDN, Series RR-II-R011879 (AGM) (Citibank NA SBPA), 0.26%, 10/05/12 (a)(b)(c)	16,480	16,480,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	13

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Chicago Transit Authority, COP, ROCS, VRDN, Series II-R-11786 (AGC) (Citibank NA SBPA), 0.65%, 10/05/12 (a)(b)(c)	$6,935	$6,935,000
City of Chicago Illinois, RB, VRDN (a)(c):
Deutsche Bank SPEARS/LIFERS Trust, SPEARS, Series DB-502 (FSA) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.22%, 10/05/12	40,700	40,700,000
Deutsche Bank SPEARS/LIFERS Trust, SPEARS, Series DBE-534 (Deutsche Bank AG Guarantor,
Deutsche Bank AG SBPA), 0.22%, 10/05/12	4,485	4,485,000
City of Chicago Illinois O’Hare International Airport, Refunding RB, VRDN, Third Lien, Series D (Barclays Bank LOC), 0.20%, 10/05/12 (a)	7,000	7,000,000
City of Chicago Illinois, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 31C (Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	5,000	5,000,000
Illinois Finance Authority, RB, VRDN (a):
ROCS, Series RR II R-11624 (AGC) (Citibank NA SBPA), 0.43%, 10/05/12 (b)(c)	16,100	16,100,000
St. Xavier University Project, Series A (Bank of America NA LOC), 0.19%, 10/05/12	5,285	5,285,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Advocate Health Care Network, Sub-Series C-1 (JPMorgan Chase Bank NA SBPA),
0.21%, 10/05/12	35,000	35,000,000
Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.18%, 10/05/12 (c)	3,150	3,150,000
Resurrection Health, Series B (JPMorgan Chase Bank NA LOC), 0.20%, 10/01/12	33,185	33,185,000
Illinois State Health Facilities Authority, Refunding RB, VRDN, Evanston Hospital Corp. (Wells Fargo Bank NA SBPA), 0.17%, 10/05/12 (a)	10,563	10,563,000
Illinois State Toll Highway Authority, RB, VRDN, Senior Priority, Series A-2A (Bank of Tokyo-Mitsubishi UFJ LOC), 0.16%, 10/05/12 (a)	9,600	9,600,000
University of Illinois, RB, VRDN, UIC South Campus Development (JPMorgan Chase Bank NA LOC), 0.19%, 10/05/12 (a)	25,250	25,250,000
University of Illinois, Refunding RB, VRDN, Eagle, Series 2006-0124, Class A (Citibank NA SBPA), 0.22%, 10/05/12 (a)(c)	10,000	10,000,000

		239,908,000
Indiana — 1.4%
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC), 0.28%, 10/05/12 (a)	4,100	4,100,000
Hartford City Indiana, RB, VRDN, Petoskey Plastics, Inc., AMT (Comerica Bank LOC), 0.28%, 10/05/12 (a)	3,555	3,555,000
Indiana Health Facility Financing Authority, RB, VRDN, Senior Living, Greencroft Obligation (Bank of America NA LOC), 0.21%, 10/05/12 (a)	10,945	10,945,000
Indianapolis Local Public Improvement Bond Bank, RB, ROCS, VRDN, Series II-R-11779 (AGC) (Citibank NA SBPA), 0.33%, 10/05/12 (a)(b)(c)	24,825	24,825,000

		43,425,000
Iowa — 3.3%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC), 0.33%, 10/05/12 (a)	3,110	3,110,000

Municipal Bonds	Par (000)	Value

Iowa (concluded)
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.35%, 10/05/12 (a)	$94,000	$94,000,000
Iowa State Special Obligations, Barclays Capital Municipal Trust Receipts, RB, VRDN, FLOATS, Series 13B-C-D (Barclays Bank Plc SBPA), 0.20%, 10/05/12 (a)(b)(c)	6,200	6,200,000

		103,310,000
Kansas — 0.7%
City of Topeka, GO, Refunding, BAN, Series A, 1.25%, 10/01/12	14,000	14,000,343
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.24%, 10/05/12 (a)(b)(c)	3,035	3,035,000
Kansas Development Finance Authority, RB, VRDN, P-FLOATS, Series PT-768 (Bank of America SBPA), 0.25%, 10/05/12 (a)(b)(c)	5,450	5,450,000

		22,485,343
Kentucky — 0.4%
County of Warren Kentucky, Refunding RB, VRDN, Bowling Green-Warren County Community Hospital Corp. Project (AGC) (Branch Banking & Trust SBPA), 0.33%, 10/05/12 (a)	13,075	13,075,000
Louisiana — 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.33%, 10/05/12	4,000	4,000,000
Go To The Show, Series A (Federal Home Loan Bank LOC), 0.18%, 10/05/12	5,305	5,305,000
Honeywell International, Inc. Project, AMT, 0.38%, 10/05/12	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.30%, 10/05/12 (a)	7,500	7,500,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.34%, 10/05/12 (a)	10,100	10,100,000
Parish of St. James Louisiana, RB, VRDN, Nucor Steel LLC Project, Series B-1, 0.19%, 10/05/12 (a)	16,800	16,800,000

		49,705,000
Maryland — 2.5%
County of Baltimore Maryland, RB, VRDN, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.22%, 10/05/12 (a)	3,845	3,845,000
Maryland Community Development Administration, RB, VRDN (a):
Clipper Tax-Exempt Certificate Trust, Series 2009-47, AMT (State Street Bank & Trust
Co. SBPA), 0.33%, 10/05/12 (b)(c)	1,423	1,423,000
Series J (TD Bank NA SBPA), 0.17%, 10/05/12	9,235	9,235,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders Trust Co. LOC) (a):
Bakery de France Facility, 0.48%, 10/05/12	8,995	8,995,000
Linemark Printing Project, 0.38%, 10/05/12	3,405	3,405,000
Pharmaceutics International, Inc., Series A, 0.33%, 10/05/12	3,585	3,585,000

See Notes to Financial Statements.

14	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, ROCS, VRDN, Series RR II R-11594 (AGC) (Citibank NA SBPA), 0.38%, 10/05/12 (a)(b)(c)	$25,125	$25,125,000
Prince George’s County Maryland, Refunding RB, VRDN, Collington Episcopal Life Care Community, Inc., Series B (Bank of America NA LOC), 0.21%, 10/05/12 (a)	23,310	23,310,000

		78,923,000
Massachusetts — 2.1%
City of Haverhill, GO, Refunding, BAN, 1.50%, 3/01/13	5,728	5,750,493
Commonwealth of Massachusetts, GO, VRDN (a):
Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A (Bank of America NA SBPA), 0.23%, 10/01/12	14,955	14,955,000
Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series B (US Bank NA SBPA), 0.20%, 10/01/12	5,200	5,200,000
Consolidated Loan, Series B (JPMorgan Chase Bank NA SBPA), 0.21%, 10/01/12	10,000	10,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN (a):
7-Month Window, Senior Series A, 0.27%, 10/03/12	3,500	3,500,000
FLOATS, Series 51C (Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (b)(c)	4,745	4,745,000
Transportation System, Series A-1 (Barclays Bank Plc SBPA), 0.18%, 10/05/12	9,800	9,800,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.19%, 10/05/12 (a)	1,000	1,000,000
Massachusetts State Transportation Fund, Wells Fargo Stage Trust, RB, VRDN, FLOATS, Series 30C (Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	8,170	8,170,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2 (State-GTD), 0.27%, 10/03/12 (a)	3,265	3,265,000

		66,385,493
Michigan — 3.5%
Detroit Water Supply System, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, PUTTERS, Series 4240 (BHAC) (Deutsche Bank AG SBPA), 0.43%, 10/05/12 (a)(b)(c)	7,775	7,775,000
Eastern Michigan University, Refunding RB, VRDN, General, Series B (JPMorgan Chase Bank NA LOC), 0.21%, 10/01/12 (a)	8,200	8,200,000
Grand Valley State University, Refunding RB, VRDN, Board of Trustees, General, Series B (US Bank NA LOC), 0.18%, 10/05/12 (a)	1,000	1,000,000
Holt Public Schools, GO, Refunding, VRDN (Q-SBLF) (Landsbank Hessen-Thuringen SBPA), 0.25%, 10/05/12 (a)	7,190	7,190,000
Lansing Michigan Board of Water & Light, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 71-C (Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	4,595	4,595,000

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (a):
Adrian College (Comerica Bank LOC), 0.23%, 10/05/12	$2,000	$2,000,000
University of Detroit Mercy Project (JPMorgan Chase Bank NA LOC), 0.19%, 10/05/12	1,900	1,900,000
Michigan Finance Authority, Refunding RB, VRDN, Unemployment Obligation Assessment, Series C (Citibank NA LOC), 0.18%, 10/05/12 (a)	10,000	10,000,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC), 0.17%, 10/05/12 (a)	8,000	8,000,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.23%, 10/05/12 (a)(c)	38,545	38,545,000
Michigan State Hospital Finance Authority, RB, VRDN, 7-Month Window, Ascension Health Senior Credit, 0.27%, 10/03/12 (a)	3,465	3,465,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, 7-Month Window, Ascension Health Senior Credit, 0.27%, 10/03/12 (a)	3,700	3,700,000
Michigan Strategic Fund, RB, VRDN, Limited Obligation, AMT (a):
Lanse Warden (Standard Charter LOC), 0.65%, 10/05/12	7,300	7,300,000
MANS LLC Project (Comerica Bank LOC), 0.28%, 10/05/12	4,600	4,600,000

		108,270,000
Minnesota — 0.1%
Minneapolis Minnesota, Health Care System, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)(b)(c)	4,200	4,200,000
Mississippi — 0.8%
Jackson County, Refunding RB, VRDN, Chevron USA, Inc. Project, 0.18%, 10/01/12 (a)	2,000	2,000,000
Mississippi Business Finance Corp., RB, VRDN, Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series G (a):
0.19%, 10/01/12	14,600	14,600,000
0.19%, 10/01/12	1,400	1,400,000
Mississippi Business Finance Corp., Refunding RB, VRDN, Series A (Federal Home Loan Bank LOC), 0.18%, 10/05/12 (a)	6,900	6,900,000

		24,900,000
Missouri — 1.9%
City of Kansas City Missouri, Refunding RB, VRDN, Hospital Roe Bartle, Series E (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.19%, 10/05/12 (a)	3,300	3,300,000
City of North Kansas City Missouri, Refunding RB, VRDN, North Kansas City Hospital (Bank of America NA LOC), 0.23%, 10/01/12 (a)	14,790	14,790,000
Kansas City IDA, Refunding RB, VRDN, Ewing Marion Kaufman Foundation, 0.20%, 10/01/12 (a)	13,000	13,000,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	15

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Missouri (concluded)
Missouri State Health & Educational Facilities Authority, RB, VRDN (a):
Ascension Health Senior Credit, Series C-1, 0.18%, 10/05/12	$4,000	$4,000,000
BJC Health System, Series B (US Bank NA SBPA), 0.20%, 10/01/12	11,100	11,100,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.33%, 10/05/12 (a)	6,000	6,000,000
Saint Louis County Industrial Development Authority, RB, VRDN, Friendship Village South County, Series B (Bank of America NA LOC), 0.21%, 10/05/12 (a)	5,615	5,615,000

		57,805,000
Multi-State — 0.6%
Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DBE-1115 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.23%, 10/05/12 (a)(b)(c)	6,035	6,035,000
Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, SPEARS, Series DBE-528 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.24%, 10/05/12 (a)(c)	8,000	8,000,000
RBC Muni Products, Inc. Trust, RB, FLOATS, VRDN, Series 0-43 (Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)(b)(c)	3,815	3,815,000

		17,850,000
Nebraska — 1.4%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse SBPA), 0.20%, 10/05/12 (a)(c)	16,000	16,000,000
Public Power Generation Agency, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, PUTTERS, Series 4131 (BHAC) (JPMorgan Chase Bank NA SBPA), 0.22%, 10/05/12 (a)(b)(c)	27,070	27,070,000

		43,070,000
Nevada — 1.2%
County of Clark Nevada, RB, VRDN, Subordinate Lien, Series B-2, AMT (Royal Bank of Canada LOC), 0.20%, 10/05/12 (a)	6,800	6,800,000
County of Clark Nevada, RAN, Airport System Revenue, Junior Subordinate Lien, Series A-1, AMT, 2.00%, 7/01/13	31,200	31,568,726

		38,368,726
New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, RB, VRDN, Eclipse Funding Trust, Series 2007-0018, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.19%, 10/05/12 (a)(c)	10,265	10,265,000
New Jersey — 0.7%
Borough of Kenilworth New Jersey, GO, BAN, 1.00%, 12/14/12	4,400	4,403,219
County of Burlington Bridge Commission, Refunding RB, Solid Waste Project, 2.00%, 10/10/12	6,100	6,102,537
Township of Clark New Jersey, GO, BAN, 1.25%, 3/22/13	4,915	4,933,781
Township of Marlboro New Jersey, GO, BAN, 1.25%, 6/13/13	2,900	2,915,173

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Township of Wayne New Jersey, GO, BAN, 1.00%, 12/21/12	$4,600	$4,604,092

		22,958,802
New Mexico — 1.4%
City of Rio Rancho New Mexico, Eclipse Funding Trust, RB, VRDN, Series 2007-0019, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.19%, 10/05/12 (a)(c)	10,000	10,000,000
University of New Mexico, Refunding RB, VRDN, Sub-Lien System, Series C (JPMorgan Chase Bank NA SBPA), 0.19%, 10/05/12 (a)	34,325	34,325,000

		44,325,000
New York — 4.1%
City of New York New York, GO, VRDN, Series F-4 (Landesbank Hessen-Thuringen LOC), 0.22%, 10/05/12 (a)	9,700	9,700,000
County of Putnam New York, GO, TAN, 1.50%, 10/29/12	7,845	7,852,192
East Islip Union Free School District, GO, TAN, 1.00%, 6/28/13	10,000	10,034,019
Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Morgan Stanley Bank SBPA), 0.18%, 10/05/12 (a)	4,870	4,870,000
Middletown City School District, GO, Refunding, BAN, 1.00%, 9/26/13	14,420	14,515,103
New York City Housing Development Corp., Refunding RB, VRDN, M/F, The Crest, Series A (Landesbank Hessen-Thuringen LOC), 0.20%, 10/05/12 (a)	4,000	4,000,000
New York City Municipal Water Finance Authority, ECN, TECP, 0.24%, 11/15/12	20,400	20,400,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	6,900	6,900,000
New York City Transitional Finance Authority, Refunding RB, VRDN (a):
New York City Recovery, Series 3, Sub-Series 3G (Bank of New York Mellon SBPA), 0.18%, 10/05/12	4,610	4,610,000
Series A-4 (TD Bank NA LOC), 0.19%, 10/01/12	3,100	3,100,000
New York State HFA, RB, VRDN, 388 Bridge Street Housing, Series A (Manufacturers & Traders Trust Co. LOC), 0.19%, 10/05/12 (a)	2,000	2,000,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, PUTTERS, Series 3192, AMT (JPMorgan Chase Bank NA SBPA), 0.24%, 10/05/12 (a)(b)(c)	25,325	25,325,000
Town of Webster New York, GO, BAN, 1.25%, 10/04/12	2,210	2,210,168
Yonkers Industrial Development Agency, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.18%, 10/05/12 (a)	12,900	12,900,000

		128,416,482
North Carolina — 1.9%
Charlotte Housing Authority North Carolina, RB, VRDN (Wachovia Bank NA LOC) (a):
Oak Park Project, 0.18%, 10/05/12	5,000	5,000,000
Stonehaven East Project, 0.18%, 10/05/12	8,850	8,850,000

See Notes to Financial Statements.

16	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.28%, 10/31/12 (a)	$2,985	$2,985,000
County of Mecklenburg, COP, VRDN (Branch Banking & Trust Co. SBPA), 0.19%, 10/05/12 (a)	270	270,000
County of Mecklenburg, GO, Refunding, VRDN, 7-Month Window, Series D, 0.28%, 10/31/12 (a)	5,700	5,700,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.22%, 10/05/12 (a)	15,800	15,800,000
North Carolina HFA, RB, VRDN, MERLOTS, Series B12, AMT (Wachovia Bank NA SBPA), 0.25%, 10/05/12 (a)(b)(c)	5,700	5,700,000
South Central Water & Sewer District, GO, BAN, 1.00%, 10/26/12	11,211	11,215,036
Yancey County Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Altec Industries, Inc. Project, AMT (Branch Banking & Trust Co. LOC), 0.26%, 10/05/12 (a)	1,700	1,700,000

		57,220,036
Ohio — 2.1%
City of Sharonville Ohio, GO, BAN, Various Purpose, 1.00%, 7/11/13	5,835	5,857,581
Cleveland Ohio Water Revenue, RAN, Subordinate Lien, 1.50%, 1/25/13	6,000	6,005,933
Cleveland-Cuyahoga County Port Authority, Refunding RB, VRDN, Carnegie/89th Garage and Service Center LLC Project (JPMorgan Chase Bank NA LOC), 0.19%, 10/05/12 (a)	21,330	21,330,000
County of Trumbull Ohio, Refunding RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.20%, 10/05/12 (a)	6,545	6,545,000
Franklin County Ohio Hospital, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Ohio Health, Series 78C (Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	3,405	3,405,000
Ohio Higher Educational Facility Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA), 0.21%, 10/01/12 (a)	4,640	4,640,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA), 0.21%, 10/01/12 (a)	12,410	12,410,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo & Co. SBPA), 0.20%, 10/05/12 (a)(b)(c)	3,485	3,485,000

		63,678,514
Oregon — 0.4%
Port of Portland, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (US Bank NA LOC), 0.21%, 10/05/12 (a)	7,275	7,275,000
State of Oregon, GO, VRDN, Veterans Welfare, Series 84 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.18%, 10/05/12 (a)	5,350	5,350,000

		12,625,000

Municipal Bonds	Par (000)	Value

Pennsylvania — 3.7%
Allegheny County Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Series E-16 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)(b)(c)	$14,815	$14,815,000
Blair County IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.22%, 10/05/12 (a)	2,100	2,100,000
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, Floater Certificates, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 10/05/12 (a)(b)(c)	4,100	4,100,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.19%, 10/05/12 (a)(b)(c)	12,500	12,500,000
Emmaus General Authority, RB, VRDN (a):
(AGM) (Wells Fargo Bank NA SBPA), 0.24%, 10/05/12	49,000	49,000,000
Pennsylvania Loan Program, Series A (US Bank NA LOC), 0.20%, 10/05/12	2,395	2,395,000
Lancaster County Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders Trust Co. LOC), 0.23%, 10/05/12 (a)	2,595	2,595,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc. West Point Project, AMT, 0.23%, 10/05/12 (a)	3,700	3,700,000
Pennsylvania Turnpike Commission, Refunding RB, VRDN, Series D (AGM) (JPMorgan Chase Bank NA SBPA), 0.28%, 10/05/12 (a)	10,400	10,400,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders Trust Co. LOC), 0.23%, 10/05/12 (a)	11,610	11,610,000

		113,215,000
Rhode Island — 0.3%
Rhode Island Health & Educational Building Corp., RB, VRDN, St. George’s School (Wells Fargo Bank NA SBPA), 0.26%, 10/05/12 (a)	10,440	10,440,000
South Carolina — 0.4%
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.19%, 10/05/12 (a)(c)	11,500	11,500,000
Tennessee — 5.2%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank SBPA), 0.25%, 10/05/12 (a)(b)(c)	10,000	10,000,000
Metropolitan Government of Nashville & Davidson County IDB, RB, VRDN, Nashville Symphony Hall Project (Bank of America NA LOC), 0.19%, 10/05/12 (a)	11,868	11,868,000
Montgomery County Public Building Authority Tennessee, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.28%, 10/05/12 (a)	1,225	1,225,000
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN, Methodist Le Bonheur (AGC) (US Bank NA SBPA) (a):
Series A, 0.28%, 10/05/12	105,000	105,000,000
Series B, 0.33%, 10/05/12	25,000	25,000,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	17

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
Tennessee Housing Development Agency, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, PUTTERS, Series 4191, AMT (JPMorgan Chase Bank NA SBPA), 0.24%, 10/05/12 (a)(b)(c)	$6,620	$6,620,000

		159,713,000
Texas — 15.0%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Project, 0.33%, 10/05/12 (a)	75,000	75,000,000
Brazos River Harbor Navigation District, RB, VRDN, Port Freeport, BASF Corp. Project, AMT, 0.34%, 10/05/12 (a)	34,200	34,200,000
City of Austin Texas, Refunding RB, VRDN, AMT (AGM) (a):
Sub-Series 1 (JPMorgan Chase Bank NA LOC), 0.21%, 10/05/12	12,800	12,800,000
Sub-Series 2 (JPMorgan Chase Bank NA LOC), 0.21%, 10/05/12	15,435	15,435,000
Sub-Series 4 (Royal Bank of Canada LOC), 0.20%, 10/05/12	13,300	13,300,000
City of Brownsville Texas, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-533 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.22%, 10/05/12 (a)(c)	6,880	6,880,000
City of San Antonio Texas Electric & Gas, ECN, TECP, Series A, 0.23%, 10/19/12	6,800	6,800,000
County of Harris Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.21%, 10/05/12 (a)(c)	10,000	10,000,000
Denton ISD Texas, GO, VRDN, Building, Series 2005-A (Bank of America NA SBPA), 0.21%, 10/05/12 (a)	2,500	2,500,000
Fort Bend County Industrial Development Corp., RB, VRDN, NRG Energy Inc., Project (Bank of America NA LOC), 0.23%, 10/05/12 (a)	20,500	20,500,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (a):
Sub-Series C-1, 0.20%, 10/01/12	39,935	39,935,000
Sub-Series C-2, 0.20%, 10/01/12	24,640	24,640,000
Harris County Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital System, Series A-1, 0.20%, 10/01/12 (a)	20,000	20,000,000
Lovejoy ISD, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 19C (Texas Permanent School Fund Guarantor, Wells Fargo Bank NA SBPA) (PSF-GTD), 0.20%, 10/05/12 (a)(b)(c)	14,835	14,835,000
North Texas Tollway Authority, ECN, TECP (JPMorgan Chase Bank NA LOC):
0.22%, 11/15/12	6,000	6,000,000
0.22%, 12/06/12	10,000	10,000,000
North Texas Tollway Authority, Refunding RB, VRDN, Deutsche Bank SPEARS/LIFERS Trust, Series DB-626 (AGC) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.22%, 10/05/12 (a)(c)	11,487	11,487,000
Port of Arthur Navigation District Texas, RB, VRDN, Air Products & Chemicals Project, AMT, 0.20%, 10/05/12 (a)	10,000	10,000,000
Port of Arthur Navigation District Texas, Refunding RB, VRDN, Motiva Enterprises Project, AMT, 0.18%, 10/05/12 (a)	17,335	17,335,000

Municipal Bonds	Par (000)	Value

Texas (concluded)
Port of Arthur Navigation District Texas Industrial Development Corp., RB, VRDN, Total Petrochemicals & Refining USA, Inc. Project, 0.20%, 10/05/12 (a)	$9,600	$9,600,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.24%, 10/05/12 (a)	22,650	22,650,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank SBPA), 0.25%, 10/05/12 (a)(b)(c)	4,100	4,100,000
Sheldon ISD Texas, GO, PUTTERS, VRDN, Series 2009 (PSF-GTD) (Texas Permanent School Fund Guarantor, Deutsche Bank AG SBPA), 0.21%, 10/05/12 (a)(c)	5,140	5,140,000
State of Texas, GO, VRDN, Veterans Housing Assistance Program Fund II, Series A, AMT (Landesbank Hessen-Thuringen SBPA), 0.21%, 10/05/12 (a)	3,410	3,410,000
Tarrant County Cultural Education Facilities Finance Corp., RB, VRDN, FLOATS (a)(b)(c):
Series 2973 (Morgan Stanley Bank SBPA), 0.25%, 10/05/12	36,000	36,000,000
Series 2974 (Credit Suisse NY SBPA), 0.18%, 10/05/12	12,000	12,000,000
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Baylor Healthcare System (Northern Trust Co. LOC), 0.18%, 10/05/12 (a)	1,600	1,600,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	5,615	5,615,000
Texas State University System, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 79C (Wachovia Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	4,700	4,700,000
Texas State, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 15C (Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	9,915	9,915,000

		466,377,000
Utah — 0.6%
City of Murray Utah, RB, IHC Health Services, Inc., VRDN, Series D (Wells Fargo & Co. SBPA), 0.19%, 10/01/12 (a)	10,000	10,000,000
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Bank SBPA), 0.25%, 10/01/12 (a)(b)(c)	8,200	8,200,000

		18,200,000
Virginia — 1.7%
Alexandria Virginia IDA, RB, VRDN (a):
American Academy of Otolaryngology, Head and
Neck Surgery Foundation, Series B (Bank of America NA LOC), 0.25%, 10/05/12	6,310	6,310,000
Young Men’s Christian Association (Manufacturers & Traders Trust Co. LOC), 0.22%, 10/05/12	1,200	1,200,000
Arlington County IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Guarantor, Freddie Mac SBPA), 0.18%, 10/05/12 (a)	4,200	4,200,000
Fairfax County IDA, RB, VRDN, 7-Month Window, Healthcare, Inova Health System, 0.26%, 10/03/12 (a)	10,500	10,500,000

See Notes to Financial Statements.

18	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia College Building Authority, RB, VRDN, 21st Century College (Wachovia Bank NA SBPA) (a):
Series B, 0.21%, 10/01/12	$565	$565,000
Series C, 0.21%, 10/01/12	6,605	6,605,000
Virginia College Building Authority, Refunding RB, VRDN (a):
Barclays Capital Municipal Trust Receipts,
FLOATS, Series 4B (Barclays Bank Plc SBPA), 0.24%, 10/05/12 (b)(c)	1,335	1,335,000
University of Richmond Project (Wachovia Bank NA SBPA), 0.21%, 10/01/12	655	655,000
Virginia Commonwealth Transportation Board, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-38 (State Street Bank & Trust Co. SBPA) 0.18%, 10/05/12 (a)(b)(c)	12,160	12,160,000
Virginia Commonwealth Transportation Board, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 44C (Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	2,035	2,035,000
Virginia HDA, RB, MERLOTS, VRDN, Series B-19, AMT (Wachovia Bank NA SBPA), 0.25%, 10/05/12 (a)	3,000	3,000,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C-42, AMT (Wachovia Bank NA SBPA), 0.25%, 10/05/12 (a)(c)	2,880	2,880,000
Winchester IDA Virginia, Refunding RB, VRDN, Westminster-Canterbury, Series B (Branch Banking & Trust Co. LOC), 0.19%, 10/05/12 (a)	940	940,000

		52,385,000
Washington — 3.3%
Austin Trust, Refunding RB, VRDN, Bank of America Series 2008-1180 (Bank of America NA SBPA), 0.21%, 10/05/12 (a)	10,000	10,000,000
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2-C (Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	15,980	15,980,000
Port of Tacoma Washington, ARB, ROCS, VRDN, Series RR-II-12056, AMT (FSA) (Citibank NA SBPA), 0.28%, 10/05/12 (a)(c)	9,900	9,900,000
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 16C (Wells Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	20,000	20,000,000
Washington State Housing Finance Commission, RB, VRDN, Non ACE Traditions (Federal Home Loan Bank of San Francisco LOC), 0.22%, 10/05/12 (a)	9,000	9,000,000
Washington State Housing Finance Commission, RB, VRDN, Series A, AMT (a):
Heatherwood (Freddie Mac Guarantor, Freddie Mac SBPA), 0.22%, 10/05/12	10,625	10,625,000
Mill Pointe (Federal Home Loan Mortgage Corp. Guarantor), 0.22%, 10/05/12	9,325	9,325,000
Springfield (Federal Home Loan Mortgage Corp. Guarantor, Freddie Mac SBPA), 0.22%, 10/05/12	11,050	11,050,000
Washington State University, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Student Fee Bonds, PUTTERS, Series 4241 (Deutsche Bank AG SBPA), 0.23%, 10/05/12 (a)(b)(c)	7,690	7,690,000

		103,570,000

Municipal Bonds	Par (000)	Value

West Virginia — 0.3%
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series A (Sumitomo Mitsui Banking LOC), 0.19%, 10/05/12 (a)	$5,800	$5,800,000
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corp. Bank LOC), 0.20%, 10/05/12 (a)	4,500	4,500,000

		10,300,000
Wisconsin — 5.6%
State of Wisconsin, ECN, Petroleum Inspection Fee, TECP:
0.28%, 11/05/12	7,500	7,500,000
0.26%, 1/17/13	15,000	15,000,000
State of Wisconsin, ECN, TECP:
0.25%, 11/07/12	15,146	15,146,000
0.25%, 12/05/12	26,000	26,000,000
0.25%, 12/07/12	40,000	40,000,000
0.25%, 12/17/12	29,200	29,200,000
0.25%, 1/14/13	10,500	10,500,000
0.26%, 1/15/13	11,320	11,320,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wachovia Bank NA LOC), 0.28%, 10/05/12 (a)	4,000	4,000,000
West Bend Housing Authority, RB, VRDN, Housing River Shores Regency, AMT (US Bank LOC), 0.25%, 10/05/12 (a)	5,220	5,220,000
Wisconsin Health & Educational Facilities Authority, RB, FLOATS, VRDN, Sisters of the Sorrowful Mother Ministry Corp. (Bank of America NA Guarantor, Bank of America SBPA), 0.41%, 10/05/12 (a)(c)	10,000	10,000,000

		173,886,000
Wyoming — 0.4%
County of Lincoln Wyoming, Refunding RB, VRDN, PacifiCorp Project (Wells Fargo Bank NA LOC), 0.18%, 10/05/12 (a)	11,250	11,250,000
Total Investments (Cost — $3,091,585,820*) — 99.5%		3,091,585,820
Other Assets Less Liabilities — 0.5%		14,343,467

Net Assets — 100.0%		$3,105,929,287

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

•Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	19

Schedule of Investments (concluded)	Master Tax-Exempt LLC

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$3,091,585,820	—	$3,091,585,820

[1]	See above Schedule of Investments for values in each state.

Certain of the Master LLC’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, a bank overdraft of $(22,625) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

20	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Statement of Assets and Liabilities	Statement of Operations

September 30, 2012 (Unaudited) Master Tax-Exempt LLC

Assets
Investments at value — unaffiliated (cost — $3,091,585,820)	$3,091,585,820
Contributions receivable from investors	8,367,300
Investments sold receivable	3,721,000
Interest receivable	2,503,166
Prepaid expenses	63,740

Total assets	3,106,241,026

Liabilities
Bank overdraft	22,625
Investment advisory fees payable	139,697
Other affiliates payable	27,654
Directors’ fees payable	760
Other accrued expenses payable	121,003

Total liabilities	311,739

Net Assets	$3,105,929,287

Net Assets Consist of
Investors’ capital	$3,105,929,287

Six Months Ended September 30, 2012 (Unaudited) Master Tax-Exempt LLC

Investment Income
Income	$4,249,362

Expenses
Investment advisory	2,545,679
Accounting services	145,980
Custodian	45,360
Directors	45,360
Professional	20,160
Printing	16,380
Miscellaneous	29,856

Total expenses	2,848,775
Less fees waived by Manager	(1,147,783)

Total expenses after fees waived	1,700,992

Net investment income	2,548,370

Realized Gain
Net realized gain from investments	29,409

Net Increase in Net Assets Resulting from Operations	$2,577,779

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	21

Statements of Changes in Net Assets	Master Tax-Exempt LLC

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Operations
Net investment income	$2,548,370	$ 4,392,159
Net realized gain	29,409	130,988

Net increase in net assets resulting from operations	2,577,779	4,523,147

Capital Transactions
Proceeds from contributions	7,501,149,767	22,116,743,383
Value of withdrawals	(8,026,875,551)	(22,875,519,304)

Net decrease in net assets derived from capital transactions	(525,725,784)	(758,775,921)

Net Assets
Total decrease in net assets	(523,148,005)	(754,252,774)
Beginning of period	3,629,077,292	4,383,330,066

End of period	$3,105,929,287	$ 3,629,077,292

Financial Highlights	Master Tax-Exempt LLC

	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008

Total Investment Return
Total investment return	0.08%	[1]	0.10%	0.25%	0.42%	1.68%	3.34%

Ratios to Average Net Assets
Total expenses	0.17%	[2]	0.17%	0.16%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.10%	[2]	0.14%	0.16%	0.15%	0.15%	0.15%

Net investment income	0.15%	[2]	0.12%	0.26%	0.43%	1.67%	3.28%

Supplemental Data
Net assets, end of period (000)	$3,105,929		$3,629,077	$4,383,330	$6,495,521	$11,363,478	$12,113,046

[1]	Aggregate total investment return.

[2]	Annualized.

22	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

See Notes to Financial Statements.

Notes to Financial Statements (Unaudited)	Master Tax-Exempt LLC

1. Organization and Significant Accounting Policies:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2012. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LLC’s financial statement disclosures.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million - $1 Billion	0.175%
Greater than $1 Billion	0.125%

The Manager voluntarily agreed to waive a portion of the advisory fees and/or reimburse operating expenses of the Master LLC to enable the feeder funds that invest in the Master LLC to maintain minimum levels of net investment income. These amounts, if any, are reported in the Statement of Operations as fees waived by Manager.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	23

Notes to Financial Statements (concluded)	Master Tax-Exempt LLC

The Manager entered into a sub-advisory agreement with BlackRock Investment Management LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

For the six months ended September 30, 2012, the Master LLC reimbursed the Manager $17,820 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

Certain obligations held by the Master LLC have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in credit worthiness of the entities that provide the credit enhancements or liquidity features. The Master LLC monitors its exposure by reviewing the credit worthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Master Tax-Exempt LLC (the “Master LLC”) met on April 17, 2012 and May 15-16, 2012 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master LLC. BIF Tax-Exempt Fund (the “Fund”) is a “feeder” fund that invests all of its investable assets in the Master LLC. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master LLC. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master LLC and the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master LLC, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Master LLC’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master LLC and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master LLC’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	25

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master LLC and the Fund, as applicable, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of potential economies of scale; (e) a summary of aggregate amounts paid by the Master LLC and/or the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15-16, 2012 Board meeting.

At an in-person meeting held on May 15-16, 2012, the Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master LLC, each for a one-year term ending June 30, 2013. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master LLC and the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, serv-

ices related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master LLC’s portfolio management team discussing Master LLC performance and the Master LLC’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master LLC’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master LLC and the Fund. BlackRock and its affiliates provide the Master LLC and the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master LLC and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master LLC and the Fund. In particular, BlackRock and its affiliates provide the Master LLC and the Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings;

26	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

(v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master LLC and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLC, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master LLC and the Fund, as applicable. The Board noted that the Master LLC’s investment results correspond directly to the investment results of the Fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Master LLC management to discuss, the performance of the Master LLC and the Fund, as applicable, throughout the year.

The Board noted that the Fund performed below the median of its Lipper Performance Universe in the three- and five-year periods reported, but that the Fund performed at or above the median of its Lipper Performance Universe in the one-year period reported. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, the combination of an extremely flat yield curve and the need for greater levels of liquidity due to shrinking assets has hindered the Fund’s performance.

The Board and BlackRock discussed BlackRock’s strategy for improving the Master/Feeder Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Master Fund’s portfolio managers and to improve the Master LLC’s/Fund’s performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLC and the Fund: The Board, including the Independent Board Members, reviewed the Master LLC’s/Fund’s contractual management fee rate compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expense ratio, as well as the Master LLC’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master LLC and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master LLC and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master LLC and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master LLC and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master LLC and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master LLC and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	27

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

The Board noted that the Master LLC’s/Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Master LLC’s/Fund’s contractual management fee ratio was reasonable relative to the median contractual management fee ratio paid by the Fund’s Peers. The Board also noted that the Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels. The Board additionally noted that BlackRock and the Fund’s distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and the Master LLC to maintain minimum levels of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master LLC and the Fund increase, as well as the existence of expense caps. The Board also considered the extent to which the Master LLC and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master LLC and the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC. In their consideration, the Board Members took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master LLC and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master LLC and the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2013 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master LLC for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master LLC and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

28	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, Director

David O. Beim, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director1

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary2

[1]	Effective May 15, 2012, Ian A. MacKinnon became a Director of the Fund and Master LLC.

[2]	Effective May 16, 2012, Ira P. Shapiro resigned as Secretary of the Fund and Master LLC and Benjamin Archibald became Secretary of the Fund and Master LLC.

Investment Advisor and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Transfer Agent

Financial Data Services, Inc.

Jacksonville, FL 32246

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012	29

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s web-site at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

30	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2012

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#11214-9/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments (a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 4, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 4, 2012

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